SIGNIFICANT CUSTOMERS - Disclosure of detailed information about operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of major customers [line items]
Revenues	$ 10,931,188	$ 7,425,707	$ 11,149,130
Customer A [Member]
Disclosure of major customers [line items]
Revenues	5,312,839	2,787,027	5,505,214
Customer B [Member]
Disclosure of major customers [line items]
Revenues	1,837,438	932,248	2,710,540
Customer C [Member]
Disclosure of major customers [line items]
Revenues	$ 1,131,112	$ 1,314,843	$ 1,280,155